Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ (10,603)	$ (14,891)	$ (28,298)
Other comprehensive income (loss)			13,407
Other comprehensive income and other	4,608	4,288
Ending Balance	(5,995)	(10,603)	(14,891)
Qualifying Cash Flow Hedging Instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(41)	(419)	(468)
Other comprehensive income (loss)			49
Other comprehensive income and other	1,450	378
Ending Balance	1,409	(41)	(419)
Pension Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(12,160)	(15,850)	(29,888)
Other comprehensive income (loss)			14,038
Other comprehensive income and other	1,463	3,690
Ending Balance	(10,697)	(12,160)	(15,850)
Unrealized (Loss) Gain on Available for Sale Marketable Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(416)	(463)	0
Other comprehensive income (loss)			(463)
Other comprehensive income and other	416	47
Ending Balance	0	(416)	(463)
Foreign Exchange Gain (Loss) on Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	2,014	1,841	2,058
Other comprehensive income (loss)			(217)
Other comprehensive income and other	1,279	173
Ending Balance	$ 3,293	$ 2,014	$ 1,841